Note 10 - Equity Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted		Weighted
	Shares	Number of	Option Average	Unvested	RSU Average
	Available	Options	Exercise	RSU Shares	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance as of January 1, 2026	10,875,110	25,407,299	$1.96	5,733,306	$0.70
Granted	(7,990,020)	5,280,640	$0.68	2,709,380	$0.68
Exercised	—	—	$—	—	$—
Released	—	—	$—	(1,426,449)	$0.77
Forfeited	743,521	(418,889)	$0.88	(324,632)	$0.93
Canceled	2,491,495	(2,501,431)	$3.19	—	$—

Balance as of March 31, 2026	6,120,106	27,767,619	$1.62	6,691,605	$0.67

			Weighted		Weighted
	Shares	Number of	Option Average	Number of	RSU Average
	Available	Options	Exercise	RSUs	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2024	5,685,806	17,938,726	$2.90	2,126,373	$1.37

Authorized under 2024 Inducement Plan	3,000,000	—	$—	—	$—
Authorized under 2019 Plan Amendment	15,000,000	—	$—	—	$—
Granted	(7,258,980)	5,309,437	$1.12	1,949,543	$1.13
Exercised	—	(38,030)	$0.78	—	$—
Released	—	—	$—	(599,260)	$1.48
Forfeited	1,944,001	(1,483,826)	$2.29	(460,175)	$1.41
Canceled	1,279,297	(1,321,068)	$2.87	—	$—
Balance at December 31, 2024	19,650,124	20,405,239	$2.49	3,016,481	$1.19

Granted	(12,969,746)	8,281,792	$0.53	4,687,954	$0.51
Exercised	—	(3,625)	$0.78	—	$—
Released	—	—	$—	(1,041,423)	$1.13
Forfeited	2,781,683	(1,851,977)	$0.94	(929,706)	$0.83
Canceled	1,413,049	(1,424,130)	$2.47	—	$—
Balance at December 31, 2025	10,875,110	25,407,299	$1.96	5,733,306	$0.70

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31,
	2026	2025

Risk-free interest rate	3.9%	4.1% - 4.4%
Expected term (in years)	6.0	6.0
Expected volatility	118.4%	126.5%
Dividend yield	—%	—%

Year Ended December 31,
	2025	2024

Risk-free interest rate	3.8% - 4.4%	3.7% - 4.4%
Expected term (in years)	5.50 - 6.00	5.50 - 6.00
Expected volatility	125.6% - 128.6%	128.9% - 130.8%
Dividend yield	—%	—%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2026	2025

Research and development	$812	$1,702
General and administrative	670	757
Total stock-based compensation	$1,482	$2,459

	Year Ended December 31,
	2025	2024

Research and development	$5,554	$7,246
General and administrative	2,760	4,255
Total stock-based compensation	$8,314	$11,501